SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

ACCOUNTING POLICY
Reportable segments
We determine our reportable segments based on, among other things, how our chief operating decision maker, the Chief Executive Officer and Chief Financial Officer of RCI, regularly review our operations and performance. They review adjusted operating profit as the key measure of profit for the purpose of assessing performance for each segment and to make decisions about the allocation of resources. Adjusted operating profit is defined as income before stock-based compensation, depreciation and amortization, restructuring, acquisition and other, finance costs, other expense (income), and income tax expense.

We will redefine our reportable segments effective January 1, 2018 as a result of technological evolution and the increased overlap between the various product offerings within our Cable and Business Solutions reportable segments, as well as how we allocate resources amongst, and the general management of, our reportable segments. Effective January 1, 2018, the results of our existing Cable segment, Business Solutions segment, and our Smart Home Monitoring products will be presented within a redefined Cable segment. Financial results related to our Smart Home Monitoring product are currently reported within Corporate items and intercompany eliminations. We will retrospectively amend our 2017 comparative segment results in 2018 to account for this redefinition.

Effective January 1, 2018, our chief operating decision maker will commence using adjusted EBITDA as the key measure of profit for the purpose of assessing performance for each segment and to make decisions about the allocation of resources. Adjusted EBITDA will be defined as income before depreciation and amortization, restructuring, acquisition and other, finance costs, other expense (income), and income tax expense.

We follow the same accounting policies for our segments as those described in the notes to our consolidated financial statements. We account for transactions between reportable segments in the same way we account for transactions with external parties, but eliminate them on consolidation.

USE OF ESTIMATES AND JUDGMENT
JUDGMENTS
We make significant judgments in determining our operating segments. These are components that engage in business activities from which they may earn revenue and incur expenses, for which operating results are regularly reviewed by our chief operating decision makers to make decisions about resources to be allocated and assess component performance, and for which discrete financial information is available.

EXPLANATORY INFORMATION
Our reportable segments are Wireless, Cable, Business Solutions, and Media (see note 1). All four segments operate substantially in Canada. Corporate items and eliminations include our interests in businesses that are not reportable operating segments, corporate administrative functions, and eliminations of inter-segment revenue and costs. Segment results include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

INFORMATION BY SEGMENT

Year ended December 31, 2017	Note	Wireless	Cable	Business Solutions	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)

Revenue	5	8,343	3,466	387	2,153	(206)	14,143

Operating costs [1]		4,782	1,757	259	2,014	(48)	8,764

Adjusted operating profit		3,561	1,709	128	139	(158)	5,379

Stock-based compensation [1]	24						61
Depreciation and amortization	7, 8						2,142
Gain on disposition of property, plant and equipment	7						(49)
Restructuring, acquisition and other	9						152
Finance costs	10						746
Other income	11						(19)

Income before income tax expense							2,346

Capital expenditures before proceeds on disposition [2]		806	1,172	131	83	318	2,510
Goodwill		1,160	1,379	429	937	—	3,905
Total assets		14,261	6,033	1,196	2,405	4,968	28,863

[1]	Included in operating costs on the Consolidated Statements of Income.

[2]	Excludes proceeds on disposition of $74 million (see note 28).

Year ended December 31, 2016	Note	Wireless	Cable	Business Solutions	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)

Revenue	5	7,916	3,449	384	2,146	(193)	13,702

Operating costs [1]		4,631	1,775	261	1,977	(34)	8,610

Adjusted operating profit		3,285	1,674	123	169	(159)	5,092

Stock-based compensation [1]	24						61
Depreciation and amortization	7, 8						2,276
Restructuring, acquisition and other	7, 9						644
Finance costs	10						761
Other expense	11						191

Income before income tax expense							1,159

Capital expenditures before proceeds on disposition		702	1,085	146	62	357	2,352
Goodwill		1,160	1,379	429	937	—	3,905
Total assets		14,074	5,288	1,219	2,474	5,287	28,342

[1]	Included in operating costs on the Consolidated Statements of Income.